BRIDGE LOANS LIABILITIES (Details Narrative) $ / shares in Units, $ in Thousands							1 Months Ended					6 Months Ended	12 Months Ended
	Aug. 30, 2024	Aug. 24, 2024	Jul. 10, 2024 USD ($) shares	Jun. 27, 2024 $ / shares	Dec. 31, 2023 USD ($) $ / shares shares	Jan. 31, 2023 shares	Feb. 29, 2024 USD ($) $ / shares	Jan. 31, 2024 $ / shares	Mar. 31, 2023 USD ($) shares	May 31, 2022 USD ($)	May 31, 2022 AUD ($)	Jan. 31, 2023 USD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 USD ($)	Sep. 16, 2024 shares	Jul. 15, 2024 shares	Jun. 30, 2024 USD ($) shares	Mar. 07, 2023 shares	Jan. 31, 2015
IfrsStatementLineItems [Line Items]
Interest rate					4.00%								4.00%
Exercise price of share | $ / shares				$ 0.165				$ 0.165
Percentage of voting equity interests acquired																			2.00%
Risk-free interest rate						3.42%
Volatility rate						81.92%
Aggregate amount of convertible instruments issued										$ 569,000	$ 828
Redeemable warrants | $					$ 493,000								$ 493,000				$ 186,000
Number of shares | shares					1,237,751	864,000						864,000	1,237,751				36,341	1,000,000
Warrant per share | $ / shares					$ 0.25								$ 0.25
Volatility rate						0.00%
Warrants fair value | $													$ 1,023
Three valuation models [member]
IfrsStatementLineItems [Line Items]
Risk-free interest rate													3.91%	3.99%
Volatility rate													73.74%	81.03%
Excepted terms													4 years 2 months 4 days	5 years 2 months 4 days
Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Loans maturity date	The maturity date of the Note is June 30, 2025.	maturity date to February 24, 2025.	December 31, 2024
Interest rate	10.00%
Exercise price of share | $ / shares							$ 0.5
Aggregate amount of convertible instruments issued | $			$ 800,000				$ 407,000
Number of shares | shares			51,810												22,611	75
Top of range [member]
IfrsStatementLineItems [Line Items]
Aggregate amount of convertible instruments issued | $													$ 1,000,000
Bridge loan agreements [member]
IfrsStatementLineItems [Line Items]
Interest rate						10.00%						10.00%
Accumulated interest | $													1,739,000
Fair value of the bonus Warrants | $														$ 24,000
Risk-free interest rate													4.13%
Volatility rate													70.39%
Excepted terms													3 years
Aggregate amount of convertible instruments issued | $					750,000				$ 1,350,000
Redeemable warrants | $					$ 1,450,000				$ 1,000,000				$ 1,450,000
Number of shares | shares					4,032,256				872,418				4,032,256
Share purchase price | $ / shares					$ 1.17
Volatility rate													0.00%
Bridge loan agreements [member] | Bonus warrants [member]
IfrsStatementLineItems [Line Items]
Warrants to purchase shares | shares													11,045
Exercise price of share | $ / shares													$ 253
Bridge loan agreements [member] | Redeemable warrants [member] | Nonadjusting event [member]
IfrsStatementLineItems [Line Items]
Loans maturity date													five years
Bridge loan agreements [member] | Redeemable warrants type 1 [member]
IfrsStatementLineItems [Line Items]
Loans maturity date													five years
Warrants to purchase shares | shares													15,545
Exercise price of share | $ / shares													$ 110
Weighted average share price, share options granted | $ / shares													$ 253
Percentage of voting equity interests acquired					50.00%								50.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $													$ 72,000	1,973,000
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Third anniversary [member]
IfrsStatementLineItems [Line Items]
Percentage of voting equity interests acquired					25.00%								25.00%
Bridge loan agreements [member] | Redeemable warrants type 1 [member] | Fourth anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares													$ 110
Percentage of voting equity interests acquired					25.00%								25.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member]
IfrsStatementLineItems [Line Items]
Loans maturity date													five years
Warrants to purchase shares | shares													10,454
Weighted average share price, share options granted | $ / shares													$ 253
Description of approach used to determine discount rates													Each investor has the option to decide that the Company will satisfy any or each redemption through the issuance of ordinary shares of the Company based upon a 20% discount to the 20-trading day VWAP preceding each such anniversary
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Monte carlo simulation model [member]
IfrsStatementLineItems [Line Items]
Fair value of warrants | $													$ 421,000	$ 696,000
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | First anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares													$ 110
Percentage of voting equity interests acquired					50.00%								50.00%
Bridge loan agreements [member] | Redeemable warrants type 2 [member] | Second anniversary [member]
IfrsStatementLineItems [Line Items]
Exercise price of share | $ / shares													$ 110
Percentage of voting equity interests acquired					50.00%								50.00%
Bridge loan agreements [member] | Top of range [member]
IfrsStatementLineItems [Line Items]
Loans maturity date												two years
Bridge loan agreements [member] | Eleven lenders [member]
IfrsStatementLineItems [Line Items]
Proceeds from loans and warrants | $												$ 3,860,000